BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES (Narrative) (Details) ₪ in Thousands, R$ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Apr. 30, 2024 BRL (R$)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2024 USD ($)	Apr. 05, 2024 USD ($)	Apr. 01, 2024 ILS (₪) Share	Apr. 01, 2024 USD ($) Share
Disclosure of detailed information about business combination [line items]
Professional fees expense				$ 12,256	$ 8,443	$ 5,903
Group’s revenues				314,013	235,491
Loss of group				5,631	15,887
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Consideration paid in cash									₪ 15,200	$ 4,089
Group’s revenues				315,847
Loss of group				5,827
Revenue of acquiree since acquisition date				7,488
Profit (loss) of acquiree since acquisition date				1,090
Total consideration								$ 5,149
Equity interests of acquirer								505	1,900	505
Estimated Indebtedness and cash								$ 4,089
Deferred consideration									₪ 2,100	$ 555
Number of issuance of ordinary shares | Share									19,722	19,722
Retail Pro International, LLC
Disclosure of detailed information about business combination [line items]
Purchase price for the transaction represents on a cash-free debt-free basis	$ 34,500
Description of how acquirer obtained control of acquiree	The remaining amount of approximately $14.6 million will be paid over a three-year period, since the specific earnout targets were met as of the date of these fincnail statements, and may be settled in either cash or equity at the company's discretion (hereinafter "Contingent consideration"). It will be broken up into 5 payments, with the first payment of 33% of the contingent consideration (approximately $5.5 million) being due January 2025, and the rest being broken up into 4 semi-annual payments of 16.67% of the contingent consideration (approximately $2,768 thousand each) beginning July 2025. The first payment of the contingent consideration will include a reduction of $2 million due to a portion of deferred revenues.
Professional fees expense					444
Group’s revenues					251,391
Loss of group					8,910
Revenue of acquiree since acquisition date				503
Profit (loss) of acquiree since acquisition date				310
Total consideration	$ 30,900
Estimated Indebtedness and cash	18,759
Contingent Consideration	$ 12,141
VMtecnologia LTDA
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		R$ 66,000					$ 12,762
Group’s revenues				317,421	314,013
Loss of group				4,740	$ 5,631
Revenue of acquiree since acquisition date				8,117
Profit (loss) of acquiree since acquisition date				$ 797
Total consideration							14,759
Estimated Indebtedness and cash		58,653					11,345
Deferred consideration		44,000					8,508
Contingent consideration acquisition at fair value		17,887					3,414
Contingent Consideration		6,252					1,209
Deferred consideration		R$ 11,401					2,205
Percentage of discretion of consideration shares		50.00%	50.00%
Contingent liability		R$ 27,500					5,317
Share based compensation		25,000	$ 4,834
Liabilities incurred		R$ 2,500					$ 483